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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

          Name:           Sheffield Asset Management, L.L.C.

          Address:        900 N. Michigan Avenue, Suite 1100
                          Chicago, Illinois 60611


Form 13F File Number:  028-12168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

        Name:  Amy Rosenow
        Title: Chief Operating Officer
        Phone: (312) 506-6403

Signature, Place, and Date of Signing:

      /s/ Amy Rosenow            Chicago, Illinois      August 14, 2008
---------------------------      -----------------      ---------------
        [Signature]                [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:         314,328
                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------------  --------  ---------  --------  --------------------  ----------  --------  ---------------------
                                 TITLE                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED    NONE
------------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ----  ---------  ----
ADVANCE AUTO PARTS INC            COM     00751Y106    28,923    744,855  SH           OTHER        *              744,855

AMERICAN EAGLE OUTFITTERS NEW     COM     02553E106    20,864  1,530,767  SH           OTHER        *            1,530,767

BIOSANTE PHARMACEUTICALS INC    COM NEW   09065V203     1,639    345,739  SH           OTHER        *              345,739

BLOCK H & R INC                   COM     093671105    32,719  1,528,911  SH           OTHER        *            1,528,911

CPI CORP                          COM     125902106     3,112    166,148  SH           OTHER        *              166,148

EINSTEIN NOAH REST GROUP INC      COM     28257U104     3,241    292,800  SH           OTHER        *              292,800

HELIX ENERGY SOLUTIONS GRP INC    COM     42330P107     3,053     73,324  SH           OTHER        *               73,324

HOME DEPOT INC                    COM     437076102    36,442  1,556,000  SH           OTHER        *            1,556,000

INTERFACE INC                     COM     458665106     6,219    496,299  SH           OTHER        *              496,299

KRAFT FOODS INC                  CL A     50075N104    44,429  1,561,650  SH           OTHER        *            1,561,650

KRAFT FOODS INC                  CALL     50075N104       434     15,255  SH   CALL    OTHER        *               15,255

LANCE INC                         COM     514606102    28,498  1,518,277  SH           OTHER        *            1,518,277

MENS WAREHOUSE INC                COM     587118100     1,140     70,000  SH           OTHER        *               70,000

MOHAWK INDS INC                   COM     608190104    61,799    964,107  SH           OTHER        *              964,107

SIMPSON MANUFACTURING CO INC      COM     829073105     9,792    412,459  SH           OTHER        *              412,459

TREEHOUSE FOODS INC               COM     89469A104    32,024  1,320,014  SH           OTHER        *            1,320,014

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.